Changes in working capital (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Changes in working capital
(Increase) decrease in amounts receivable and other assets	$ (2,503)	$ 3,038	$ (1,109)	$ (2,855)
Decrease (increase) in inventory	942	(1,065)	486	(742)
Increase in amounts payable and other liabilities	6,115	453	1,926	129
Change in working capital	$ 4,554	$ 2,426	$ 1,303	$ (3,468)